Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Oct. 31, 2023	Aug. 15, 2022
Agreements [Line Items]
Agreement term	15 years
Cumulative revenue form sale	$ 50,000
Recoup of investment amount rates	50.00%
Investment amount	$ 6,000
Percentage of offsetting royalty payments	50.00%
Total agreement			$ 300
Israel Electric Corporation [Member]
Agreements [Line Items]
Percentage of government-owned company			99.00%
Israel [Member]
Agreements [Line Items]
Total agreement		$ 900